CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Preferred Stock	Common Stock	Common to be Issued	Additional Paid-In Capital	Deficit Accumulated During Development Stage	Total
Beginning balance, value at Jul. 25, 2010		$ 2,096		$ 191,565		$ 193,661
Beginning balance, shares at Jul. 25, 2010		20,955,199
Shares issued/to be issued to Clean Wind Energy's stockholders, shares			300,000,000
Shares issued/to be issued to Clean Wind Energy's stockholders, value			30,000			30,000
Shares issued/to be issued for consulting services rendered in connection with reverse merger, shares			6,100,000
Shares issued/to be issued for consulting services rendered in connection with reverse merger, value			427,000			427,000
Net loss					(838,157)	(838,157)
Ending balance, value at Dec. 31, 2010
Shares issued/to be issued to Clean Wind Energy's stockholders, shares		300,000,000	(300,000,000)
Shares issued/to be issued to Clean Wind Energy's stockholders, value		30,000	(30,000)
Shares issued/to be issued for consulting services rendered in connection with reverse merger, shares		100,000	(100,000)
Shares issued/to be issued for consulting services rendered in connection with reverse merger, value		10	(7,000)	6,990
Shares issued for consulting services, shares		855,320
Shares issued for consulting services, value		74		146,374		146,459
Shares to be issued in connection with PPM, shares		1,050,000	1,800,000
Shares to be issued in connection with PPM, value		105	180,000	104,895		285,000
Shares issued in connection with PPM, shares		8,490,000	(1,200,000)
Shares issued in connection with PPM, value		849	(120,000)	848,151		849,000
Accrued warrants to be issued				(29,400)		(29,400)
Broker's finder's fees paid in connection with PPM				(9,800)		(9,800)
Shares forfeited and cancelled in connection with merger, shares		(120,600,000)
Shares forfeited and cancelled in connection with merger, value		(12,060)		12,060
Net loss					(2,261,479)	(2,261,479)
Ending balance, value at Dec. 31, 2011		21,085	480,000	1,270,835	(3,099,636)	(1,327,716)
Ending balance, shares at Dec. 31, 2011		210,850,519	6,600,000
Shares issued for consulting services, shares		7,751,176
Shares issued for consulting services, value		776		289,872		290,648
Shares issued in connection with PPM, shares		600,000	(600,000)
Shares issued in connection with PPM, value		60	(60,000)	59,940
Shares issued for accrued expenses, shares		261,556
Shares issued for accrued expenses, value		26		34,441		34,467
Shares issued for future services, shares		21,500,000
Shares issued for future services, value		2,150		(2,150)
Sale of common stock, shares		850,000
Sale of common stock, value		85		84,915		85,000
Shares issued in connection with the exercise of warrants, shares		2,300,000
Shares issued in connection with the exercise of warrants, value		230		229,770		230,000
Shares issued in settlement of debt, shares		35,751,760
Shares issued in settlement of debt, value		3,575		1,221,595		1,225,170
Beneficial conversion feature reclassified to equity upon repayment of convertible notes				209,487		209,487
Stock based compensation				866,274		866,274
Fair value of warrants issued in connection with notes payable						0
Net loss					(3,365,198)	(3,365,198)
Ending balance, value at Dec. 31, 2012		27,987	420,000	4,264,979	(6,464,834)	(1,751,868)
Ending balance, shares at Dec. 31, 2012		279,865,011	6,000,000
Shares issued for consulting services, shares		19,350,251
Shares issued for consulting services, value		1,935		79,985		81,920
Sale of common stock, shares		5,439,659				3,406,326
Sale of common stock, value		544		64,956		65,500
Shares issued in settlement of debt, shares		66,073,247
Shares issued in settlement of debt, value		6,607		882,433		889,040
Fair value of warrants issued in connection with notes payable				43,568		(43,568)
Net loss					(2,401,534)	(2,401,534)
Ending balance, value at Dec. 31, 2013		37,073	420,000	5,896,890	(8,866,368)	(2,512,405)
Ending balance, shares at Dec. 31, 2013		370,728,168	6,000,000
Sale of common stock, shares		86,807,728
Sale of common stock, value		8,681		525,880		534,561
Reclassify fair value of warrants from equity to liability				(13,202)		(13,202)
Stock based compensation				188,163		188,163
Fair value of warrants issued in connection with notes payable						0
Net loss					(700,105)	(700,105)
Ending balance, value at Mar. 31, 2014	$ 0	$ 46,466	$ 420,000	$ 6,622,019	$ (9,566,473)	$ (2,477,988)
Ending balance, shares at Mar. 31, 2014	0	464,660,896	6,000,000